SCHEDULE OF ALLOWANCE FOR EXPECTED CREDIT LOSS (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Credit Loss [Abstract]
Balance at beginning, January 1		$ (275,000)
Written-off		275,000
Balance at end, June 30/December 31,